Expense Example	Sep. 23, 2026 USD ($)
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,722
One Global ETF | One Global ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,190